SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9:-SHAREHOLDERS' EQUITY

a.Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

In June 2018, the Company's shareholders approved an increase of the Company's authorized share capital by NIS 1,875,000 and as a result the authorized share capital is equal to NIS 3,000,000 divided into 100,000,000 Ordinary shares, par value NIS 0.03 each.

In January 2020, the Company completed an underwritten public offering of 4,819,052 of its Ordinary shares at a price of $5.25 per share, for a total consideration of $25,300 and net proceeds of approximately $23,500.

b.Stock option plans:

In April 2015, the Company's Board of Directors adopted the "2015 Share Option Plan" (the "Plan"), which authorized the grant of options to purchase Ordinary shares to officers, directors, consultants and key employees of the Company and its subsidiaries. Options granted under the Plan expire within a maximum of twenty years from adoption of the plan.

In January 2019, the Company granted options to its employees to purchase a total of 60,000 Ordinary shares at an exercise price range $2.76 - $2.85 per share. The options will vest as follows: 25% will vest in January 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until January 2023. These options will be exercisable for 48 months following the date of vesting.

F - 16

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 9:-SHAREHOLDERS' EQUITY (Cont.)

In March 2019, the Company granted options to its officers and employees to purchase a total of 75,000 Ordinary shares at an exercise price of $2.73 per share. The options vest as follows: 25% vested in March 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until March 2023. These options will be exercisable for 48 months following the date of vesting.

In May 2019, the Company granted options to one of its employees to purchase a total of 7,500 Ordinary shares at an exercise price of $3.11 per share. The options vest as follows: 25% vested in May 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until May 2023. These options will be exercisable for 48 months following the date of vesting.

In August 2019, the Company granted options to its officers and employees to purchase a total of 100,000 and 50,000 Ordinary shares at an exercise price of $3.64 and 4.87 per share, respectively. The options vest as follows: 25% vested in August 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2023. These options will be exercisable for 48 months following the date of vesting.

In September 2019, the Company granted options to employees to purchase a total of 15,000 Ordinary shares at exercise prices of between $3.99 to $4.40 per share. The options vest as follows: 25% will vest in September 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until September 2023. These options will be exercisable for 48 months following the date of vesting.

In September 2019, the Company granted options to one of its officers to purchase a total of 30,000 Ordinary shares at an exercise price of $4.83 per share. The options vest as follows: 25% will vest in September 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until September 2023. These options will be exercisable for 48 months following the date of vesting.

In November 2019, the Company granted options to one of its employees to purchase a total of 17,500 Ordinary shares at an exercise price of $5.25 per share. The options vest as follows: 25% will vest in November 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until November 2023. These options will be exercisable for 48 months following the date of vesting.

In December 2019, the Company granted options to officers and employees to purchase a total of 70,000 and 45,000 Ordinary shares at exercise prices of $5.24 and 5.44 per share, respectively. The options vest as follows: 25% will vest in December 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until December 2023. These options will be exercisable for 48 months following the date of vesting.

F - 17

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 9:-SHAREHOLDERS' EQUITY (Cont.)

In January and February 2020, the Company granted options to its employees to purchase a total of 35,000 and 10,000 Ordinary shares, respectively, at an exercise price range of $5.28 to $5.92 per share. The options vest as follows: 25% will vest in January and February 2021; and 75% will vest in twelve equal quarterly installments of 6.25% each until January and February 2024. These options will be exercisable for 48 months following the date of vesting.

In March 2020, the Company granted options to one of its officers to purchase a total of 200,000 Ordinary shares at an exercise price of $5.90 per share. The options vest as follows: 25% will vest in March 2021; and 75% will vest in twelve equal quarterly installments of 6.25% each until March 2024. These options will be exercisable for 48 months following the date of vesting.

In April 2020, the Company's Board of Directors approved the repricing of 342,500 outstanding employee stock options (issued, to 16 employees of the Company), which reduced the exercise price to $3.92 per share from $4.83 to 5.90 per share. The impact of the repricing resulted in an incremental value of the options repriced of approximately $140. During the six months period ended June 30, 2020, the Company recorded $ 9 of such incremental expenses. The remaining $ 131 is expected to be recorded through 2024.

In April 2020, the Company granted options to officers and employees to purchase a total of 440,000 Ordinary shares at an exercise price of $3.92 per share. The options vest as follows: 25% will vest in April 2021; and 75% will vest in twelve equal quarterly installments of 6.25% each until April 2024. These options will be exercisable for 48 months following the date of vesting.

As of June 30, 2020, options to purchase 359,124 Ordinary shares are available for future grant under the Plan.

F - 18

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 9:-SHAREHOLDERS' EQUITY (Cont.)

A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Six months ended June 30, 2020
	Unaudited
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	3,110,938	$7.6	8.23	$7,579
Granted	690,000	4.6	-	-
Exercised	(275,005)	1.44	-	-
Forfeiture	(78,437)	3.29	-	-

Outstanding at the end of the period	3,447,496	3.22	8.24	11,437

Exercisable	1,195,933	$2.58	7.49	$4,735

F - 19

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 9:-SHAREHOLDERS' EQUITY (Cont.)

Intrinsic value of exercisable options (the difference between the closing share price of the Company’s Ordinary Shares on the last trading day in the period and the exercise price, multiplied by the number of in-the-money options) represents the amount that would have been received by the option holders had all option holders exercised their options on June 30, 2020. This amount changes based on the fair market value of the Company’s Ordinary shares.

As of June 30, 2020, unamortized compensation expenses related to stock options to be recognized over an average time of approximately 4 years is approximately $3,705.

During the six months period ended June 30, 2020, the Company recognized compensation expenses related to stock options in the amount of $682, as follows:

	Six months ended June 30,
	2020	2019
	Unaudited

Cost of revenues	$122	$76
Research and development	178	115
Marketing and selling	(18)	20
General and administrative	400	347

	$682	$558